MUTUAL FUND SERIES TRUST

Catalyst/Lyons Tactical Allocation Fund Class A: CLTAX Class C: CLTCX Class I: CLTIX

(the “Fund”)

June 13, 2025

This information supplements certain information contained in the Statement of Additional Information for the Fund, dated November 1, 2024 (“SAI”).

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The following information amends the table contained under the section of the Fund’s SAI entitled “Portfolio Managers’ Other Accounts Managed – All Funds”:

Name of Portfolio Manager	Fund Name	Dollar Range of Equity Securities in the Funds
Alexander Read	Tactical Allocation Fund	None

* * * * *

You should read this Supplement in conjunction with the current Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, each dated November 1, 2024, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to Catalyst Funds, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.

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